Mineral Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 3,101.3
Pre-tax impairment charge	224.3	$ 0.0
Mineral property, plant and equipment	3,108.5	3,101.3
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,466.6	4,138.0
Additions	359.3	243.0
Revisions	29.8	17.1
Disposals	(6.0)	(5.6)
Transfers		0.0
Mineral property, plant and equipment	4,865.4	4,466.6
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,365.3)	(1,204.6)
Amortization	177.3	165.3
Disposals	4.5	4.6
Pre-tax impairment charge	218.8
Mineral property, plant and equipment	(1,756.9)	(1,365.3)
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	888.7
Mineral property, plant and equipment	911.5	888.7
Plant and Equipment [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,530.0	1,320.3
Additions	105.3	94.1
Revisions	0.0	0.0
Disposals	(6.0)	(5.6)
Transfers		121.2
Mineral property, plant and equipment	1,629.3	1,530.0
Plant and Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(641.3)	(569.4)
Amortization	80.7	76.5
Disposals	4.5	4.6
Pre-tax impairment charge	0.3
Mineral property, plant and equipment	(717.8)	(641.3)
Mineral property - non-depletable
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,768.2
Mineral property, plant and equipment	1,819.4	1,768.2
Mineral property - non-depletable | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,483.4	2,316.5
Additions	113.7	95.0
Revisions	18.4	17.1
Disposals	0.0	0.0
Transfers		0.0
Mineral property, plant and equipment	2,631.2	2,483.4
Mineral property - non-depletable | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(715.2)	(626.4)
Amortization	96.6	88.8
Disposals	0.0	0.0
Pre-tax impairment charge	0.0
Mineral property, plant and equipment	(811.8)	(715.2)
Mineral Property - Non-Depletable [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	157.7
Mineral property, plant and equipment	143.2	157.7
Mineral Property - Non-Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	157.7	239.2
Additions	116.5	39.7
Revisions	11.4	0.0
Disposals	0.0	0.0
Transfers		(121.2)
Mineral property, plant and equipment	285.6	157.7
Mineral Property - Non-Depletable [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Pre-tax impairment charge	142.4
Mineral property, plant and equipment	(142.4)	0.0
Exploration and evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	286.7
Mineral property, plant and equipment	234.4	286.7
Exploration and evaluation | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	295.5	262.0
Additions	23.8	14.2
Revisions	0.0	0.0
Disposals	0.0	0.0
Transfers		0.0
Mineral property, plant and equipment	319.3	295.5
Exploration and evaluation | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(8.8)	(8.8)
Amortization	0.0	0.0
Disposals	0.0	0.0
Pre-tax impairment charge	76.1
Mineral property, plant and equipment	(84.9)	(8.8)
Trillium | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions		19.3
Trillium | Plant and Equipment [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Trillium | Mineral property - non-depletable | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Trillium | Mineral Property - Non-Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Trillium | Exploration and evaluation | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions		19.3
Island Gold [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	15.7	54.8
Island Gold [Member] | Plant and Equipment [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0	0.0
Island Gold [Member] | Mineral property - non-depletable | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	15.7	54.8
Island Gold [Member] | Mineral Property - Non-Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0	0.0
Island Gold [Member] | Exploration and evaluation | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Additions	$ 0.0	$ 0.0